Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Debt Maturities

The maturities of debt are as follows:

(in thousands)	December 31, 2019
2020	$2,394
2021	20,431
2022	18,125
2023	—
2024 and thereafter	—

Total debt	$40,950
Less:
Current portion	$(2,363)
Discount on long-term debt	$(85)

Noncurrent portion of debt	38,502